LOANS PAYABLE (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Notes payable		$ 0	$ 235,308
Interest rate			8.00%
Repayment of loan	$ 235,308	$ 235,308
Accrued interest	$ 24,654